OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Forward Exchange Contracts	$ 984
Government institutions	73	128
Deferred installation expenses	459	526
Deposits	575	368
Other non-current assets	$ 2,091	$ 1,022